OTHER ASSETS	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets Disclosure [Text Block]
14.	OTHER ASSETS

The components of other assets are as follows:

	Successor
	As at December 31,		As at September 30,
	2013	2012	2012
Deferred financing costs	$4.9	$9.0	$9.8
Deferred charges and other	3.9	1.8	1.9
Accrued benefit asset – pension plan (note 17)	0.1	0.2	0.2
	$8.9	$11.0	$11.9

Other assets are pledged as collateral against the long-term debt of the company. See note 16, Long-term debt, for detailed disclosure of the collateral arrangements of the company.